Commitments and Contingencies (Details) - License Agreement - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Feb. 28, 2014	Dec. 31, 2021
Duke University | Decellularized Tissue Engineering Patent Rights
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued under agreement			52,693
Expiration period of agreement			4 years
Termination period			3 months
Yale University
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination period			90 days
Maximum annual maintenance fee			$ 0.1
Yale University | Small-Diameter Vessels Patent Rights
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum annual maintenance fee		$ 0.1
Yale University | BVP Patent Rights
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum annual maintenance fee	$ 0.1
Yale University | Tubular Prostheses Patent Rights
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum annual maintenance fee	$ 0.1
Yale University | Regulatory Milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments			0.2
Yale University | Commercial Milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments			$ 0.6